Per Share Amounts - Preferred Share Dividends (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [line items]
Total Preferred Share Dividends Declared	$ 9	$ 9	$ 27	$ 26
Series 1 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	2	1	5	5
Series 2 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	1	1	2	1
Series 3 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	3	3	9	9
Series 5 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	2	3	7	7
Series 7 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	$ 1	$ 1	$ 4	$ 4